Long-Term Debt, net - Accounting for the 2021 Refinancing (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Apr. 12, 2021
Line of Credit Facility [Line Items]
Credit facility		$ 815,000,000
Total gain on debt extinguishment	$ 111,600,000
Citibank/Natwest $815 mil. Facility
Line of Credit Facility [Line Items]
Legal and other fees	2,300,000
Loan arrangement fees deferred	15,600,000
Citibank/Natwest | Other current liabilities
Line of Credit Facility [Line Items]
Accrued additional fees	6,000,000.0
Citibank/Natwest | Other long-term liabilities
Line of Credit Facility [Line Items]
Accrued additional fees	3,000,000.0
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank
Line of Credit Facility [Line Items]
Accumulated accrued interest	75,300,000
Credit facility	382,500,000
2018 Credit Facilities | RBS
Line of Credit Facility [Line Items]
Additional fees amount	$ 12,000,000.0
Number of quarterly instalments	8
RBS
Line of Credit Facility [Line Items]
Credit facility	$ 475,500,000
Total gain on debt extinguishment	35,600,000
Deferred gain on debt extinguishment	$ 33,300,000